Financial instruments and related disclosures - Schedule of Debt Interest Rate Repricing (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of debt interest rate repricing [line items]
Debt instruments issued	£ (15,884)	£ (16,811)
Non interest bearing	(2)	0
Floating and fixed rate debt | Floating and fixed rate debt less than one year
Disclosure of debt interest rate repricing [line items]
Debt, Current	(2,181)	(2,657)
Floating and fixed rate debt | Between one and two years
Disclosure of debt interest rate repricing [line items]
Debt, non-current	(1,410)	(1,434)
Floating and fixed rate debt | Between two and three years
Disclosure of debt interest rate repricing [line items]
Debt, non-current	(721)	(1,475)
Floating and fixed rate debt | Between three and four years
Disclosure of debt interest rate repricing [line items]
Debt, non-current	(2,355)	(740)
Floating and fixed rate debt | Between four and five years
Disclosure of debt interest rate repricing [line items]
Debt, non-current	(1,207)	(2,350)
Floating and fixed rate debt | Between five and ten years
Disclosure of debt interest rate repricing [line items]
Debt, non-current	(2,738)	(3,031)
Floating and fixed rate debt | Greater than ten years
Disclosure of debt interest rate repricing [line items]
Debt, non-current	(5,272)	(5,124)
Fixed rate interest
Disclosure of debt interest rate repricing [line items]
Interest bearing debt	(15,126)	(15,847)
Floating rate interest
Disclosure of debt interest rate repricing [line items]
Interest bearing debt	£ (756)	£ (964)